Provisions for Return Conditions - Schedule of Changes in Provisions for Return Conditions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Balances at beginning of year	$ 163,192
Current			$ 2,475	$ 19,093
Non - current			127,685	144,099
Total	163,192	$ 163,192	130,160	163,192
Balances at end of year	130,160	163,192
Refunds Provision [member]
Disclosure of Provisions [line items]
Balances at beginning of year	163,192	173,938
Provisions made	43,705	811
Provisions reverse	(70,797)
Total	163,192	173,938	$ 130,160	$ 163,192
Provisions used	(5,940)	(11,557)
Balances at end of year	$ 130,160	$ 163,192